UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 121.4%

COMMON STOCK — 121.4%
	Shares	Value
DIVERSIFIED — 23.9%
Activia Properties (Japan)	794	$6,644,514
Cousins Properties (A)	1,401,980	15,071,285
Lexington Realty Trust (A)	1,481,400	16,013,934
Liberty Property Trust (A)	841,019	30,613,092
Mirvac Group (Australia)	9,349,100	13,663,729
Nieuwe Steen Investments (Netherlands)	1,064,400	6,315,052
Spirit Realty Capital	1,194,300	12,659,580
Stockland (Australia)	3,558,900	11,305,906
United Urban Investment (Japan)	4,610	6,898,982
Vornado Realty Trust (A)	312,200	28,669,326

		147,855,400

DIVERSIFIED REAL ESTATE ACTIVITIES — 3.5%
Mitsubishi Estate (Japan)	392,200	9,769,492
Mitsui Fudosan (Japan)	172,500	5,553,024
Sumitomo Realty & Development (Japan)	143,745	6,460,576

		21,783,092

HEALTH CARE — 7.1%
Healthcare Realty Trust (A)	757,100	17,352,732
Healthcare Trust of America, Cl A	1,036,100	11,117,353
Senior Housing Properties Trust (A)	682,600	15,372,152

		43,842,237

HOMEBUILDING — 1.1%
William Lyon Homes, Cl A *	272,900	6,568,703

HOTEL AND RESORT — 15.7%
Extended Stay America	316,600	8,057,470
Hilton Worldwide Holdings *	682,600	14,778,290
Host Hotels & Resorts (A)	1,547,252	28,453,964
Japan Hotel REIT (Japan)	15,565	7,541,035
Strategic Hotels & Resorts * (A)	2,283,557	21,259,916
Sunstone Hotel Investors (A)	1,331,300	17,080,579

		97,171,254

INDUSTRIAL — 9.8%
DCT Industrial Trust (A)	2,570,420	18,507,024
First Industrial Realty Trust	473,100	8,118,396
GLP J-Reit (Japan)	9,833	10,230,478
Prologis (A)	608,101	23,569,995

		60,425,893

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
OFFICE — 23.1%
BioMed Realty Trust (A)	814,900	$15,898,699
Brandywine Realty Trust (A)	1,319,956	18,809,373
Douglas Emmett (A)	995,354	25,311,852
Highwoods Properties (A)	659,925	24,509,614
Kilroy Realty (A)	510,800	26,970,240
SL Green Realty (A)	339,374	31,823,100

		143,322,878

REAL ESTATE OPERATING COMPANY — 4.7%
CapitaMalls Asia (Singapore)	2,885,400	3,977,524
LEG Immobilien (Germany)	237,200	14,122,590
NTT Urban Development (Japan)	497,900	4,941,476
Swire Properties (Hong Kong)	2,315,700	5,980,291

		29,021,881

RESIDENTIAL — 18.2%
American Homes 4 Rent, Cl A (B)	312,500	5,212,500
American Homes 4 Rent, Cl A	388,200	6,475,176
American Residential Properties *	542,555	10,037,268
BRE Properties (A)	366,244	21,645,020
Post Properties (A)	468,129	21,969,294
Sun Communities (A)	349,781	16,352,262
UDR (A)	1,260,924	30,690,890

		112,382,410

RETAIL — 10.4%
Brixmor Property Group (A)	808,900	16,728,052
Corio (Netherlands)	136,000	5,787,039
DDR (A)	782,991	12,269,469
Macerich	108,608	6,147,213
Pennsylvania Real Estate Investment Trust	309,300	5,768,445
Taubman Centers (A)	276,000	17,945,520

		64,645,738

SPECIALIZED — 3.9%
EPR Properties (A)	305,600	15,610,048
Weyerhaeuser	290,860	8,690,897

		24,300,945

TOTAL COMMON STOCK (Cost $736,791,424)		751,320,431

TOTAL INVESTMENTS — 121.4% (Cost $736,791,424) @		$751,320,431

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2014
(Unaudited)

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES‡— (47.1)%

COMMON STOCK — (36.7)%
	Shares	Value
DIVERSIFIED — (3.3)%
PS Business Parks	(181,264)	$(14,241,913)
WP Carey	(101,700)	(6,008,436)

		(20,250,349)

DIVERSIFIED REAL ESTATE ACTIVITIES — (4.1)%
City Developments (Singapore)	(1,506,200)	(10,322,499)
Hang Lung Properties (Hong Kong)	(5,402,100)	(14,994,623)

		(25,317,122)

HEALTH CARE — (5.3)%
Medical Properties Trust	(1,183,000)	(15,698,410)
Omega Healthcare Investors	(533,100)	(17,027,214)

		(32,725,624)

HOTEL AND RESORT — (2.7)%
DiamondRock Hospitality	(280,241)	(3,245,191)
LaSalle Hotel Properties	(450,300)	(13,851,228)

		(17,096,419)

INDUSTRIAL — (2.1)%
STAG Industrial	(602,844)	(12,937,032)

OFFICE — (5.5)%
Corporate Office Properties Trust	(577,231)	(14,344,190)
Mack-Cali Realty	(148,051)	(2,995,072)
Piedmont Office Realty Trust, Cl A	(1,005,314)	(16,758,584)

		(34,097,846)

RESIDENTIAL — (2.3)%
Camden Property Trust	(227,009)	(14,033,696)

RETAIL — (9.5)%
Acadia Realty Trust	(229,172)	(5,832,427)
Equity One	(346,300)	(7,847,158)
Realty Income	(599,430)	(24,444,756)
Weingarten Realty Investors	(706,090)	(20,469,549)

		(58,593,890)

SPECIALIZED — (1.9)%
Extra Space Storage	(265,600)	(12,127,296)

TOTAL COMMON STOCK (Proceeds $227,185,981)		(227,179,274)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2014
(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — (10.4)%
CurrencyShares Australian Dollar Trust	(210,100)	$(18,415,265)
CurrencyShares Japanese Yen Trust *	(97,334)	(9,303,184)
iShares Dow Jones U.S. Real Estate Index	(472,400)	(30,824,100)
iShares MSCI Hong Kong Index	(309,000)	(5,908,080)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $64,099,819)		(64,450,629)

TOTAL SECURITIES SOLD SHORT — (47.1)% (Proceeds $291,285,800) #		$(291,629,903)

Percentages are based on Net Assets of $618,972,633.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of January 31, 2014.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl — Class

As of January 31, 2014, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2014, there were no transfers between levels and there were no Level 3 securities.

@ At January 31, 2014, the tax basis cost of the Fund’s investments was $736,791,424, and the unrealized appreciation and depreciation were $32,190,330 and $(17,661,323), respectively.

# At January 31, 2014, the tax basis proceeds of the Fund’s securities sold short were $291,285,800, and the unrealized appreciation and depreciation were $7,628,926 and $(7,973,029), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014